Related Party (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Income tax expense (benefit)		$ 48,803	$ 54,464	$ 70,807
Assets		11,103,403	11,232,868	12,109,258
Long-term debt		7,657,700
Total leasing revenues:		$ 1,534,836	1,543,792	$ 1,679,686
Tristar
Related Party Transaction [Line Items]
Percent of ownership		50.00%
Direct Financing Lease Receivable | Tristar
Related Party Transaction [Line Items]
Revenue from related party		$ 2,000	2,000
Loans and leases receivable, related parties		3,900	$ 5,700
Tax Credit Agreement | Related Party
Related Party Transaction [Line Items]
Investment tax credit	$ 33,000
Investment tax credit, federal taxable income offset, percent	75.00%
Investment tax credit, payment	$ 30,700
Income tax expense (benefit)	$ 2,300
TCF VIII Distribution | Related Party
Related Party Transaction [Line Items]
Assets		1,900,000
Long-term debt		1,400,000
Total leasing revenues:		300,000
Stockholders' equity, average amount outstanding		$ 500,000